Consolidated Statement of Changes in Equity (USD $) In Millions, unless otherwise specified	Total		Preferred stock	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss), net of tax	Treasury stock	Non- redeemable non- controlling interest	Non- redeemable noncontrolling interests of consolidated investment management funds	Redeemable non- controlling interests/ temporary equity
Beginning Balance at Dec. 31, 2010	$ 33,065	[1]		$ 12	$ 22,885	$ 10,898	$ (1,355)	$ (86)	$ 12	$ 699	$ 92
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests											41
Redemption of subsidiary shares from noncontrolling interests	2				2						(19)
Other net changes in noncontrolling interests	(67)				17	(9)			(12)	(63)	(2)
Net income	2,566					2,516				50	3
Other comprehensive income (loss)	(288)						(272)			(16)	(1)
Dividends, Common stock	(593)					(593)
Repurchase of common stock	(873)							(873)
Employee benefit plans	33				30			3
Direct stock purchase and dividend reinvestment plan	20				20
Stock awards and options exercised	221				231	(1)		(9)
Other	(1)					(1)
Shareholders’ equity				33,417
Ending Balance at Dec. 31, 2011	34,087	[1],[2]		12	23,185	12,812	(1,627)	(965)		670	114
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests											45
Redemption of subsidiary shares from noncontrolling interests	0				0						(10)
Other net changes in noncontrolling interests	76				(2)	6				72	23
Net income	2,521					2,445				76	2
Other comprehensive income (loss)	999						984			15	4
Dividends, Common stock	(623)					(623)
Preferred stock	(18)					(18)
Repurchase of common stock	(1,148)							(1,148)
Employee benefit plans	27				27			0
Direct stock purchase and dividend reinvestment plan	20				20
Preferred stock issued (shares)	1,068		1,068
Stock awards and options exercised	255			1	255	0		(1)
Shareholders’ equity	36,431			35,363
Ending Balance at Dec. 31, 2012	37,264	[2],[3]	1,068	13	23,485	14,622	(643)	(2,114)		833	178
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests											49
Redemption of subsidiary shares from noncontrolling interests											(81)
Other net changes in noncontrolling interests	(140)				21	0				(161)	73
Net income	2,191					2,111				80	1
Other comprehensive income (loss)	(230)					(12)	(249)			31	10
Dividends, Common stock	(681)					(681)
Preferred stock	(64)					(64)
Repurchase of common stock	(1,026)							(1,026)
Employee benefit plans	25				25
Direct stock purchase and dividend reinvestment plan	20				20
Preferred stock issued (shares)	494		494
Stock awards and options exercised	451			0	451			0
Shareholders’ equity	37,521			35,959
Ending Balance at Dec. 31, 2013	$ 38,304	[3]	$ 1,562	$ 13	$ 24,002	$ 15,976	$ (892)	$ (3,140)		$ 783	$ 230

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $32,354 million at Dec. 31, 2010 and $33,417 million at Dec. 31, 2011.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $33,417 million at Dec. 31, 2011 and $35,363 million at Dec. 31, 2012.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,363 million at Dec. 31, 2012 and $35,959 million at Dec. 31, 2013.